Concentration and Risks - Summary of Revenue Concentration Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Concentration Risk [Line Items]
Revenue	¥ 5,825,624	$ 892,816	¥ 4,647,513	¥ 2,561,229
Xiaomi Inc | Sales Revenue, Net | Revenue Concentration Risk
Concentration Risk [Line Items]
Revenue	¥ 2,889,441		¥ 2,112,170	¥ 1,311,852
Concentration risk, percentage	50.00%	50.00%	45.00%	51.00%